Armour Tactical Flex Fund
Investment Objective
The Armour Tactical Flex Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Armour Tactical Flex Fund
Management Fees		0.99%
Distribution Fees/Service (12b-1) Fees		none
Other Expenses	[1]	0.76%
Acquired Fund Fees and Expenses	[1]	0.30%
Total Annual Fund Operating Expenses		2.05%
[1]	Based on estimated amounts for the current fiscal year.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Armour Tactical Flex Fund	208	643

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies of the Fund

The Armour Tactical Flex Fund (the “Fund”) invests primarily in exchange-traded funds (“ETFs”), and other investment companies (collectively, “Underlying Funds”) as well as exchange-traded notes (“ETNs”).  ETFs are traded on an exchange and will generally attempt to replicate the performance of a particular index.  They may not always hold all of the securities as the index they attempt to track.  ETNs combine certain aspects of ETFs and, similar to ETFs, are traded on a major exchange during normal trading hours.

ArmourWealth, Inc. (the “Adviser”) employs a proprietary tactical strategy when managing the Fund (the “Strategy”).  The Strategy seeks to quantify opportunity and risk more effectively by applying quantitative metrics that are not limited as to investment philosophy, security type, asset class, or industry sector.  The Fund may invest in Underlying Funds that primarily invest in or ETNs that primarily track indices related to particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), and others that invest in a variety of securities.  The Fund may also invest in Underlying Funds that emphasize either value or growth styles of investing or a combination thereof. Certain Underlying Funds and ETNs in which the Fund invests may invest in or track indices related to foreign or emerging market securities.  The Fund may invest in Underlying Funds or ETNs whose portfolios primarily consist of or who track indices that relate to physical commodities such as gold, silver, and other precious metals.

The Fund may also invest in inverse Underlying Funds, including double inverse (or ultra-short) funds and other products that move inversely to the Fund’s positions or to the specific market indices, when the Adviser believes a temporary defensive posture is needed.  An inverse Underlying Fund seeks to move in the opposite direction of the underlying index which it tracks on a daily basis.  Similarly, ultra short Underlying Funds seek to produce results that are typically two or more times above or below the performance of a particular index.Inverse Underlying Funds seek to negatively correlate to the performance of the particular index by using various forms of derivatives transactions, including short-selling the underlying index.  An investment in an inverse Underlying Fund will increase in value while the underlying index is falling.  Rather than selling a long-term holding of the Fund during short-term market disruptions, the Adviser may employ inverse Underlying Funds that are correlated to the holding to mitigate the effect on the Fund.

The Strategy is designed to monitor and quantify a wide variety of company-specific factors such as, corporate earnings, valuation metrics, debt, corporate news, leadership changes, technical indicators and micro or macro-economic influences.  The Strategy also monitors and quantifies other more global market factors such as political, behavioral, weather changes, terrorism, fear and greed.  For example, fear and greed are quantified by equally weighting several variables including, among others, junk bond appeal, market momentum, relative stock price strength and currency ratios; political factors are evaluated by reviewing headline volume and word placement across various news sources and social media outlets; and behavioral factors are evaluated by looking to certain motivator factors, the fear-greed scalars and the specific company details in relation to this background information.

When, based on the Strategy, the Adviser believes that market conditions turn positive or warrant an offensive or aggressive posture, the Fund will primarily invest in the Underlying Funds.  When the Adviser believes that market conditions warrant a defensive or protective posture, the Adviser may liquidate a substantial portion of the Underlying Funds and invest in money market instruments, cash, bonds and ETFs that short the market (perform inversely to broad market indexes), providing a hedge against the remaining long positions.

The Strategy employs various levels that dictate the percentage of the Fund’s assets to be invested defensively or offensively at a given time:

Possible Defensive Allocation Levels:    100%   75%     50%     25%     0%

Possible Offensive Allocation Levels:     0%       25%     50%     70%     75%     90% 100%

The Principal Risks of Investing in the Fund

General Market Risk.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Other Investment Company Risk / ETF and Index Mutual Fund Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying funds, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may be above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tired to large decreases in stock prices) temporarily stops stock trading.

Inverse Correlation Risk. To the extent the Fund invests in inverse (or ultra-short) ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds. During periods of higher index volatility, longer-term results for such funds may be more or less than twice the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases. Additionally, because these types of ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Commodity Risk. To the extent the Fund invests in ETFs that invest in, or hold, directly or indirectly, physical commodities, such as gold, silver, and other precious materials, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests (described below under “RIC Qualification Risk.” This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Risks of Exchange Traded Notes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. The value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying index remaining unchanged. ETNs are synthetic instruments in that they do not represent an interest in a basket of underlying securities, but they derive their return (or loss) from the performance of a group of securities, such as those represented in an index. Additionally, because the ETNs are issued by third parties, there is a risk that the party issuing the ETN may default.

Foreign Securities Risk. To the extent the Fund invests in underlying funds that invest in foreign securities it will be subject to foreign securities risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk.  To the extent that the Fund invests in underlying funds that invest in emerging markets, the foreign securities risk may be heightened.

Fixed Income Securities Risk.  To the extent the Fund invests in underlying funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds have more credit risk than investment grade bonds. Junk bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

Small Company Risk. To the extent the Fund invests in underlying funds that invest in the securities of small companies, the Fund will be subject to greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

Sector Risk. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that sector may decline because of changing expectations for the performance of that sector.

Cash Investments Risk. From time to time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Fund’s direct fees and expenses.

Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

New Fund Risk.  The Fund was recently formed.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such liquidation could have negative tax consequences.

Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Performance History
The Fund is new and therefore has no performance history.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 7, 2012
Registrant Name	dei_EntityRegistrantName	Cottonwood Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001527446
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Dec 7, 2012
Armour Tactical Flex Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Armour Tactical Flex Fund’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Armour Tactical Flex Fund (the “Fund”) invests primarily in exchange-traded funds (“ETFs”), and other investment companies (collectively, “Underlying Funds”) as well as exchange-traded notes (“ETNs”).  ETFs are traded on an exchange and will generally attempt to replicate the performance of a particular index.  They may not always hold all of the securities as the index they attempt to track.  ETNs combine certain aspects of ETFs and, similar to ETFs, are traded on a major exchange during normal trading hours.

ArmourWealth, Inc. (the “Adviser”) employs a proprietary tactical strategy when managing the Fund (the “Strategy”).  The Strategy seeks to quantify opportunity and risk more effectively by applying quantitative metrics that are not limited as to investment philosophy, security type, asset class, or industry sector.  The Fund may invest in Underlying Funds that primarily invest in or ETNs that primarily track indices related to particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), and others that invest in a variety of securities.  The Fund may also invest in Underlying Funds that emphasize either value or growth styles of investing or a combination thereof. Certain Underlying Funds and ETNs in which the Fund invests may invest in or track indices related to foreign or emerging market securities.  The Fund may invest in Underlying Funds or ETNs whose portfolios primarily consist of or who track indices that relate to physical commodities such as gold, silver, and other precious metals.

The Fund may also invest in inverse Underlying Funds, including double inverse (or ultra-short) funds and other products that move inversely to the Fund’s positions or to the specific market indices, when the Adviser believes a temporary defensive posture is needed.  An inverse Underlying Fund seeks to move in the opposite direction of the underlying index which it tracks on a daily basis.  Similarly, ultra short Underlying Funds seek to produce results that are typically two or more times above or below the performance of a particular index.Inverse Underlying Funds seek to negatively correlate to the performance of the particular index by using various forms of derivatives transactions, including short-selling the underlying index.  An investment in an inverse Underlying Fund will increase in value while the underlying index is falling.  Rather than selling a long-term holding of the Fund during short-term market disruptions, the Adviser may employ inverse Underlying Funds that are correlated to the holding to mitigate the effect on the Fund.

The Strategy is designed to monitor and quantify a wide variety of company-specific factors such as, corporate earnings, valuation metrics, debt, corporate news, leadership changes, technical indicators and micro or macro-economic influences.  The Strategy also monitors and quantifies other more global market factors such as political, behavioral, weather changes, terrorism, fear and greed.  For example, fear and greed are quantified by equally weighting several variables including, among others, junk bond appeal, market momentum, relative stock price strength and currency ratios; political factors are evaluated by reviewing headline volume and word placement across various news sources and social media outlets; and behavioral factors are evaluated by looking to certain motivator factors, the fear-greed scalars and the specific company details in relation to this background information.

When, based on the Strategy, the Adviser believes that market conditions turn positive or warrant an offensive or aggressive posture, the Fund will primarily invest in the Underlying Funds.  When the Adviser believes that market conditions warrant a defensive or protective posture, the Adviser may liquidate a substantial portion of the Underlying Funds and invest in money market instruments, cash, bonds and ETFs that short the market (perform inversely to broad market indexes), providing a hedge against the remaining long positions.

The Strategy employs various levels that dictate the percentage of the Fund’s assets to be invested defensively or offensively at a given time:

Possible Defensive Allocation Levels:    100%   75%     50%     25%     0%

Possible Offensive Allocation Levels:     0%       25%     50%     70%     75%     90% 100%

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Market Risk.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Other Investment Company Risk / ETF and Index Mutual Fund Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying funds, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may be above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tired to large decreases in stock prices) temporarily stops stock trading.

Inverse Correlation Risk. To the extent the Fund invests in inverse (or ultra-short) ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds. During periods of higher index volatility, longer-term results for such funds may be more or less than twice the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases. Additionally, because these types of ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Commodity Risk. To the extent the Fund invests in ETFs that invest in, or hold, directly or indirectly, physical commodities, such as gold, silver, and other precious materials, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests (described below under “RIC Qualification Risk.” This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Risks of Exchange Traded Notes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. The value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying index remaining unchanged. ETNs are synthetic instruments in that they do not represent an interest in a basket of underlying securities, but they derive their return (or loss) from the performance of a group of securities, such as those represented in an index. Additionally, because the ETNs are issued by third parties, there is a risk that the party issuing the ETN may default.

Foreign Securities Risk. To the extent the Fund invests in underlying funds that invest in foreign securities it will be subject to foreign securities risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk.  To the extent that the Fund invests in underlying funds that invest in emerging markets, the foreign securities risk may be heightened.

Fixed Income Securities Risk.  To the extent the Fund invests in underlying funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds have more credit risk than investment grade bonds. Junk bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

Small Company Risk. To the extent the Fund invests in underlying funds that invest in the securities of small companies, the Fund will be subject to greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

Sector Risk. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that sector may decline because of changing expectations for the performance of that sector.

Cash Investments Risk. From time to time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Fund’s direct fees and expenses.

Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

New Fund Risk.  The Fund was recently formed.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such liquidation could have negative tax consequences.

Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore has no performance history.
Armour Tactical Flex Fund | Armour Tactical Flex Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution Fees/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	208
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
[1]	Based on estimated amounts for the current fiscal year.